Stock Option Plan (Narrative) (Details) (2005 Stock Compensation Plan [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
2005 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	1,500,000
Common shares available for future grants under the 2005 Plan		1,425,980